Loan Servicing (Commercial Mortgage Banking Activities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Transfers and Servicing [Abstract]
UPB of CRE mortgages serviced for others	$ 29,333	$ 28,163
CRE mortgages serviced for others covered by recourse provisions	4,240	4,198
Maximum recourse exposure from CRE mortgages sold with recourse liability	1,272	1,259
Recorded reserves related to recourse exposure	7	7
Originated CRE mortgages during the year	7,145	7,012
Servicing Assets at Fair Value [Line Items]
MSRs at fair value	1,052	880
Commercial MSRs
Servicing Assets at Fair Value [Line Items]
MSRs at fair value	$ 137	$ 0